Schedule of Investments(a)
November 30, 2024
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–92.17%
Advertising–0.08%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$559,000	$546,129
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030(c)	2,526,000	2,516,342
		3,062,471
Aerospace & Defense–2.45%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	3,601,000	3,648,154
5.50%, 03/26/2054(b)	1,228,000	1,265,592
Boeing Co. (The),
4.88%, 05/01/2025	5,221,000	5,215,364
6.26%, 05/01/2027(b)	4,230,000	4,336,506
6.30%, 05/01/2029(b)	5,162,000	5,378,431
5.15%, 05/01/2030	3,257,000	3,244,273
6.39%, 05/01/2031(b)	5,000	5,269
6.53%, 05/01/2034(b)	4,871,000	5,181,748
5.81%, 05/01/2050	8,746,000	8,369,967
5.93%, 05/01/2060	63,000	59,631
Howmet Aerospace, Inc., 4.85%, 10/15/2031	900,000	896,598
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	1,334,000	1,345,785
5.75%, 01/15/2035	2,970,000	3,026,369
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	4,184,000	4,282,684
5.60%, 07/31/2053	1,976,000	2,023,714
Lockheed Martin Corp.,
5.10%, 11/15/2027	1,905,000	1,943,161
4.45%, 05/15/2028(c)	1,187,000	1,189,602
4.50%, 02/15/2029(c)	3,290,000	3,288,422
4.75%, 02/15/2034(c)	2,110,000	2,096,435
4.80%, 08/15/2034(c)	1,483,000	1,475,922
4.50%, 05/15/2036	144,000	138,757
4.15%, 06/15/2053(c)	1,029,000	865,259
4.30%, 06/15/2062	1,236,000	1,037,106
5.90%, 11/15/2063	1,436,000	1,577,321
5.20%, 02/15/2064	96,000	94,610
Northrop Grumman Corp.,
4.03%, 10/15/2047	161,000	133,214
4.95%, 03/15/2053(c)	1,673,000	1,577,847
RTX Corp.,
5.00%, 02/27/2026	705,000	708,328
5.75%, 01/15/2029(c)	3,610,000	3,764,216
6.00%, 03/15/2031	1,340,000	1,427,199
5.15%, 02/27/2033	3,462,000	3,511,230
6.10%, 03/15/2034	3,670,000	3,949,859
6.40%, 03/15/2054	2,483,000	2,836,359
Principal Amount		Value
Aerospace & Defense–(continued)
TransDigm, Inc.,
6.75%, 08/15/2028(b)	$2,652,000	$2,708,246
6.38%, 03/01/2029(b)	3,291,000	3,348,745
6.88%, 12/15/2030(b)	510,000	525,851
7.13%, 12/01/2031(b)	340,000	353,834
6.63%, 03/01/2032(b)	3,812,000	3,909,354
6.00%, 01/15/2033(b)(c)	2,347,000	2,348,807
		93,089,769
Agricultural & Farm Machinery–0.43%
AGCO Corp.,
5.45%, 03/21/2027	504,000	510,451
5.80%, 03/21/2034	2,213,000	2,272,524
John Deere Capital Corp.,
4.90%, 03/03/2028	4,880,000	4,957,282
4.70%, 06/10/2030(c)	4,580,000	4,622,383
5.10%, 04/11/2034(c)	3,775,000	3,867,883
		16,230,523
Agricultural Products & Services–0.11%
Cargill, Inc.,
5.13%, 10/11/2032(b)(c)	1,311,000	1,334,414
4.75%, 04/24/2033(b)	1,860,000	1,852,529
4.38%, 04/22/2052(b)	1,250,000	1,100,642
		4,287,585
Air Freight & Logistics–0.54%
GXO Logistics, Inc.,
6.25%, 05/06/2029(c)	4,817,000	4,987,761
6.50%, 05/06/2034	2,885,000	3,044,993
United Parcel Service, Inc.,
5.15%, 05/22/2034(c)	2,864,000	2,932,012
5.50%, 05/22/2054	6,185,000	6,391,436
5.60%, 05/22/2064	3,027,000	3,134,561
		20,490,763
Airport Services–0.21%
Mexico City Airport Trust (Mexico), 5.50%, 07/31/2047(b)	9,532,000	7,885,151
Apparel Retail–0.04%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	966,000	850,500
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	666,000	602,922
		1,453,422
Application Software–0.34%
Cadence Design Systems, Inc., 4.70%, 09/10/2034(c)	1,437,000	1,411,455
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	387,000	380,508
8.25%, 06/30/2032(b)	157,000	163,770
Intuit, Inc., 5.20%, 09/15/2033(c)	3,654,000	3,742,643
Roper Technologies, Inc.,
4.75%, 02/15/2032	718,000	711,430
4.90%, 10/15/2034	3,338,000	3,278,591
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Application Software–(continued)
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	$242,000	$241,439
6.50%, 06/01/2032(b)(c)	3,022,000	3,094,739
		13,024,575
Asset Management & Custody Banks–1.62%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	8,816,000	8,858,993
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	3,731,000	3,892,406
4.50%, 05/13/2032(c)	1,099,000	1,080,349
5.15%, 05/15/2033	3,927,000	4,006,758
Ares Capital Corp.,
5.88%, 03/01/2029	37,000	37,579
5.95%, 07/15/2029(c)	2,585,000	2,631,681
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)(d)	6,069,000	6,110,047
4.54%, 02/01/2029(c)(d)	2,208,000	2,207,514
4.98%, 03/14/2030(c)(d)	1,047,000	1,059,042
5.06%, 07/22/2032(d)	3,590,000	3,636,564
5.83%, 10/25/2033(d)	1,814,000	1,921,159
4.71%, 02/01/2034(d)	1,385,000	1,364,771
5.19%, 03/14/2035(c)(d)	804,000	817,090
Series J, 4.97%, 04/26/2034(c)(d)	2,010,000	2,011,556
Series G, 4.70%(c)(d)(e)	1,917,000	1,898,509
BlackRock, Inc., 4.75%, 05/25/2033	3,801,000	3,807,056
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	2,967,000	3,035,910
Northern Trust Corp., 6.13%, 11/02/2032(c)	2,133,000	2,313,689
State Street Corp.,
5.82%, 11/04/2028(d)	713,000	737,668
5.68%, 11/21/2029(c)(d)	5,213,000	5,410,593
4.82%, 01/26/2034(d)	786,000	780,669
6.12%, 11/21/2034(d)	3,834,000	4,091,269
		61,710,872
Automobile Manufacturers–1.22%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)(c)	1,820,000	1,637,127
American Honda Finance Corp.,
4.60%, 04/17/2030(c)	1,293,000	1,286,980
4.90%, 01/10/2034(c)	4,641,000	4,619,686
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	4,092,000	4,190,478
7.35%, 11/04/2027(c)	3,335,000	3,518,710
6.80%, 05/12/2028	5,865,000	6,117,531
6.80%, 11/07/2028	54,000	56,538
7.35%, 03/06/2030	48,000	51,516
7.20%, 06/10/2030	2,735,000	2,923,365
Hyundai Capital America,
5.50%, 03/30/2026(b)(c)	1,726,000	1,739,614
5.35%, 03/19/2029(b)	21,000	21,359
5.80%, 04/01/2030(b)	147,000	151,952
Mercedes-Benz Finance North America LLC (Germany),
5.00%, 01/11/2034(b)(c)	817,000	809,392
5.13%, 08/01/2034(b)(c)	10,511,000	10,497,723
Principal Amount		Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp., 4.55%, 08/09/2029	$34,000	$33,988
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	5,082,000	5,071,487
4.60%, 06/08/2029(b)	55,000	53,481
5.60%, 03/22/2034(b)(c)	3,577,000	3,569,476
		46,350,403
Automotive Parts & Equipment–0.81%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	770,000	808,605
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)(c)	2,384,000	2,382,849
5.00%, 02/15/2029(b)	2,460,000	2,497,653
4.90%, 05/01/2033(b)	3,667,000	3,652,742
5.20%, 10/30/2034(b)	4,344,000	4,409,204
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,208,000	1,150,132
PHINIA, Inc.,
6.75%, 04/15/2029(b)(c)	801,000	823,179
6.63%, 10/15/2032(b)	874,000	881,162
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)(c)	3,513,000	3,531,475
7.13%, 04/14/2030(b)(c)	4,231,000	4,205,653
6.75%, 04/23/2030(b)	2,553,000	2,494,556
6.88%, 04/23/2032(b)	4,085,000	3,927,485
		30,764,695
Automotive Retail–0.41%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(c)	1,758,000	1,782,931
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)(c)	425,000	403,830
AutoZone, Inc.,
4.75%, 08/01/2032	1,442,000	1,421,953
5.20%, 08/01/2033	2,188,000	2,204,241
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	975,000	922,066
6.38%, 01/15/2030(b)(c)	546,000	553,526
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	793,000	829,965
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	1,702,000	1,578,647
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	5,298,000	5,240,309
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	525,000	548,536
		15,486,004
Biotechnology–1.29%
AbbVie, Inc.,
4.80%, 03/15/2029(c)	7,700,000	7,769,630
4.95%, 03/15/2031	4,270,000	4,324,419
5.05%, 03/15/2034	1,500,000	1,519,613
5.35%, 03/15/2044	2,028,000	2,058,123
4.88%, 11/14/2048	1,360,000	1,282,965
5.40%, 03/15/2054	210,000	213,263
5.50%, 03/15/2064	4,088,000	4,164,129
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Biotechnology–(continued)
Amgen, Inc.,
5.25%, 03/02/2030	$3,709,000	$3,793,110
4.40%, 05/01/2045	472,000	410,112
5.65%, 03/02/2053	8,436,000	8,611,185
5.75%, 03/02/2063	6,655,000	6,780,540
Gilead Sciences, Inc.,
5.25%, 10/15/2033	3,573,000	3,666,892
5.55%, 10/15/2053	4,375,000	4,530,009
		49,123,990
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049	306,000	319,534
Broadcasting–0.12%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	55,000	58,528
Gray Television, Inc., 10.50%, 07/15/2029(b)	103,000	104,915
Paramount Global,
5.85%, 09/01/2043	2,304,000	2,098,998
4.95%, 05/19/2050	2,304,000	1,848,416
6.38%, 03/30/2062(d)	58,000	56,001
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	73,000	56,992
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	107,000	106,705
4.50%, 05/01/2029(b)	62,000	55,699
		4,386,254
Broadline Retail–0.04%
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)(c)	975,000	954,543
6.13%, 03/15/2032(b)	75,000	71,754
6.70%, 07/15/2034(b)	177,000	153,079
4.50%, 12/15/2034	466,000	394,697
		1,574,073
Building Products–0.10%
Carrier Global Corp., 5.90%, 03/15/2034(c)	871,000	922,131
Lennox International, Inc., 5.50%, 09/15/2028	2,979,000	3,055,367
		3,977,498
Cable & Satellite–0.68%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)(c)	1,934,000	1,945,037
7.38%, 03/01/2031(b)(c)	2,267,000	2,354,021
4.50%, 05/01/2032	1,058,000	935,615
4.25%, 01/15/2034(b)(c)	650,000	542,495
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	625,000	624,756
6.65%, 02/01/2034	5,099,000	5,377,629
5.38%, 04/01/2038	249,000	229,660
5.75%, 04/01/2048	1,323,000	1,183,595
6.83%, 10/23/2055	2,297,000	2,337,297
Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
5.50%, 11/15/2032	$3,704,000	$3,871,562
3.45%, 02/01/2050	174,000	126,662
2.89%, 11/01/2051	214,000	138,423
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	999,000	1,013,318
5.80%, 12/15/2053(b)(c)	3,675,000	3,535,364
EchoStar Corp.,
10.75%, 11/30/2029	311,000	336,689
6.75% PIK Rate, 0.00% Cash Rate, 11/30/2030(f)	254,000	229,582
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,200,000	1,139,995
		25,921,700
Cargo Ground Transportation–0.92%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	758,000	767,123
5.35%, 01/12/2027(b)	499,000	504,164
4.40%, 07/01/2027(b)	3,417,000	3,387,424
5.70%, 02/01/2028(b)(c)	1,631,000	1,673,494
5.55%, 05/01/2028(b)(c)	4,702,000	4,807,639
6.05%, 08/01/2028(b)	3,475,000	3,613,855
6.20%, 06/15/2030(b)(c)	983,000	1,046,021
Ryder System, Inc.,
5.50%, 06/01/2029(c)	8,223,000	8,447,906
4.90%, 12/01/2029	2,432,000	2,438,745
6.60%, 12/01/2033(c)	7,612,000	8,382,530
		35,068,901
Casinos & Gaming–0.07%
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(b)(c)	800,000	732,733
7.63%, 04/17/2032(b)	200,000	202,199
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	1,100,000	998,188
Viking Cruises Ltd.,
5.88%, 09/15/2027(b)	279,000	277,312
9.13%, 07/15/2031(b)	504,000	545,998
		2,756,430
Commercial & Residential Mortgage Finance–0.39%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)(c)	2,665,000	2,766,475
6.75%, 10/25/2028(b)	4,283,000	4,529,397
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)(c)	802,000	828,157
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	3,373,000	3,470,018
Radian Group, Inc., 6.20%, 05/15/2029	2,914,000	3,010,356
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	225,444
		14,829,847
Commodity Chemicals–0.06%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	2,259,000	2,280,467
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	$1,027,000	$1,053,524
Computer & Electronics Retail–0.08%
Dell International LLC/EMC Corp.,
4.90%, 10/01/2026	928,000	930,228
8.10%, 07/15/2036	165,000	200,237
Leidos, Inc., 5.75%, 03/15/2033	1,673,000	1,724,901
		2,855,366
Construction Machinery & Heavy Transportation Equipment– 0.26%
Cummins, Inc.,
4.90%, 02/20/2029(c)	1,362,000	1,382,488
5.15%, 02/20/2034(c)	2,715,000	2,788,823
5.45%, 02/20/2054(c)	2,973,000	3,051,696
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	2,759,000	2,829,428
		10,052,435
Consumer Electronics–0.32%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	8,488,000	8,618,900
5.63%, 04/24/2029(b)	3,385,000	3,474,670
		12,093,570
Consumer Finance–0.90%
American Express Co.,
5.65%, 04/23/2027(d)	4,131,000	4,179,799
5.53%, 04/25/2030(c)(d)	14,541,000	14,943,758
Capital One Financial Corp., 7.15%, 10/29/2027(d)	2,347,000	2,442,554
FirstCash, Inc., 6.88%, 03/01/2032(b)	5,325,000	5,435,960
General Motors Financial Co., Inc., Series B, 6.50%(d)(e)	200,000	201,936
Navient Corp.,
5.00%, 03/15/2027(c)	389,000	384,094
9.38%, 07/25/2030	173,000	190,720
OneMain Finance Corp.,
6.63%, 05/15/2029	5,847,000	5,972,994
4.00%, 09/15/2030	37,000	33,284
7.13%, 11/15/2031	300,000	309,247
		34,094,346
Consumer Staples Merchandise Retail–0.11%
Dollar General Corp.,
5.00%, 11/01/2032(c)	896,000	871,377
5.50%, 11/01/2052(c)	1,912,000	1,793,606
Walmart, Inc., 4.50%, 09/09/2052	1,610,000	1,484,237
		4,149,220
Copper–0.04%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(c)	1,490,000	1,493,767
Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033	873,000	872,890
Principal Amount		Value
Distillers & Vintners–(continued)
Constellation Brands, Inc., 4.90%, 05/01/2033	$687,000	$678,939
		1,551,829
Distributors–0.45%
Genuine Parts Co.,
6.50%, 11/01/2028	6,746,000	7,144,947
4.95%, 08/15/2029	5,418,000	5,418,730
6.88%, 11/01/2033	4,078,000	4,569,004
		17,132,681
Diversified Banks–14.96%
ABN AMRO Bank N.V. (Netherlands), 5.52%, 12/03/2035(b)(d)	4,200,000	4,214,181
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	7,502,507
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	3,203,000	3,502,923
5.20%, 09/30/2035(b)(d)	17,467,000	17,186,413
6.75%(b)(d)(e)	2,712,000	2,754,855
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(e)	1,811,000	1,976,152
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	4,000,000	4,047,435
8.00%(d)(e)	63,492	65,576
9.63%(d)(e)	2,600,000	2,850,102
9.63%(c)(d)(e)	3,400,000	3,908,851
Bank of America Corp.,
5.72% (SOFR + 1.05%), 02/04/2028(c)(g)	1,751,000	1,763,384
5.20%, 04/25/2029(d)	5,314,000	5,379,458
5.43%, 08/15/2035(c)(d)	6,327,000	6,325,525
5.52%, 10/25/2035(d)	15,594,000	15,671,440
2.48%, 09/21/2036(d)	339,000	281,869
7.75%, 05/14/2038	1,650,000	2,002,550
3.31%, 04/22/2042(d)	434,000	340,489
Series AA, 6.10%(c)(d)(e)	2,962,000	2,963,481
Series DD, 6.30%(c)(d)(e)	968,000	980,117
Series TT, 6.13%(d)(e)	111,000	113,719
Bank of Montreal (Canada),
5.30%, 06/05/2026	1,332,000	1,346,511
7.70%, 05/26/2084(d)	6,913,000	7,210,992
7.30%, 11/26/2084(c)(d)	5,273,000	5,455,298
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)(d)	3,841,000	4,104,297
8.00%, 01/27/2084(d)	3,715,000	3,915,955
Banque Federative du Credit Mutuel S.A. (France), 5.19%, 02/16/2028(b)	7,366,000	7,443,834
Barclays PLC (United Kingdom),
6.69%, 09/13/2034(d)	77,000	83,741
3.33%, 11/24/2042(d)	423,000	319,954
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)(d)	1,036,000	1,062,156
BNP Paribas S.A. (France), 5.28%, 11/19/2030(b)(d)	6,794,000	6,826,642
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
BPCE S.A. (France),
5.20%, 01/18/2027(b)(c)	$1,640,000	$1,657,080
5.28%, 05/30/2029(b)	2,041,000	2,073,857
5.72%, 01/18/2030(b)(d)	985,000	1,000,856
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(d)	8,885,000	8,914,999
Citibank N.A., 5.44%, 04/30/2026	9,261,000	9,359,352
Citigroup, Inc.,
5.17%, 02/13/2030(d)	2,575,000	2,603,253
4.54%, 09/19/2030(d)	7,215,000	7,106,285
6.17%, 05/25/2034(d)	5,110,000	5,351,552
5.83%, 02/13/2035(d)	7,038,000	7,183,553
3.88%, 01/24/2039(d)	337,000	292,210
5.41%, 09/19/2039(c)(d)	9,064,000	8,878,064
2.90%, 11/03/2042(d)	343,000	251,700
Series AA, 7.63%(d)(e)	5,029,000	5,337,936
Series BB, 7.20%(c)(d)(e)	3,724,000	3,867,244
Series CC, 7.13%(d)(e)	565,000	582,679
Series DD, 7.00%(d)(e)	4,689,000	4,943,392
Series EE, 6.75%(d)(e)	11,106,000	11,095,614
Series T, 6.25%(d)(e)	1,252,000	1,265,404
Series V, 4.70%(c)(d)(e)	1,388,000	1,383,585
Series W, 4.00%(d)(e)	2,301,000	2,252,487
Series Z, 7.38%(c)(d)(e)	4,989,000	5,239,922
Comerica, Inc., 5.98%, 01/30/2030(d)	1,443,000	1,473,884
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	7,135,000	7,186,653
Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(c)(d)	3,720,000	3,773,123
6.25%, 01/10/2035(b)(d)	1,326,000	1,365,702
6.70%(b)(d)(e)	12,149,000	11,733,524
Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(b)(d)	1,124,000	1,124,177
4.55%, 08/23/2027(b)	4,239,000	4,210,933
Fifth Third Bancorp,
2.38%, 01/28/2025	971,000	967,075
1.71%, 11/01/2027(d)	1,094,000	1,033,474
6.34%, 07/27/2029(d)	680,000	711,657
4.77%, 07/28/2030(d)	2,278,000	2,259,224
5.63%, 01/29/2032(c)(d)	578,000	594,535
4.34%, 04/25/2033(d)	1,419,000	1,348,235
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	3,792,000	3,851,444
5.60%, 05/17/2028(d)	5,170,000	5,245,072
5.21%, 08/11/2028(d)	2,645,000	2,663,177
5.29%, 11/19/2030(d)	6,668,000	6,715,489
7.40%, 11/13/2034(d)	2,362,000	2,629,421
5.87%, 11/18/2035(d)	6,073,000	6,109,917
6.33%, 03/09/2044(d)	4,831,000	5,289,419
6.00%(d)(e)	2,822,000	2,783,316
6.88%(d)(e)	2,621,000	2,630,065
6.95%(d)(e)	2,729,000	2,749,627
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(d)	3,691,000	3,748,523
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	$4,408,000	$4,491,433
4.32%, 04/26/2028(d)	2,690,000	2,663,329
4.85%, 07/25/2028(d)	2,053,000	2,057,155
5.30%, 07/24/2029(d)	3,643,000	3,706,646
6.09%, 10/23/2029(d)	3,945,000	4,129,413
5.01%, 01/23/2030(d)	1,602,000	1,613,934
5.58%, 04/22/2030(d)	3,508,000	3,612,586
5.00%, 07/22/2030(d)	6,069,000	6,114,116
4.60%, 10/22/2030(d)	6,515,000	6,459,009
4.59%, 04/26/2033(c)(d)	1,772,000	1,730,610
4.91%, 07/25/2033(d)	170,000	169,923
5.72%, 09/14/2033(c)(d)	4,227,000	4,382,157
5.35%, 06/01/2034(d)	77,000	78,803
5.34%, 01/23/2035(d)	1,268,000	1,291,869
3.88%, 07/24/2038(d)	291,000	255,923
4.26%, 02/22/2048(d)	811,000	706,696
Series W, 5.79% (3 mo. Term SOFR + 1.26%), 05/15/2047(g)	2,598,000	2,420,154
Series NN, 6.88%(c)(d)(e)	3,639,000	3,851,758
KeyBank N.A.,
3.30%, 06/01/2025	1,302,000	1,290,418
4.15%, 08/08/2025	135,000	134,234
5.85%, 11/15/2027	1,577,000	1,622,167
KeyCorp,
5.91% (SOFR + 1.25%), 05/23/2025(c)(g)	1,543,000	1,546,038
2.55%, 10/01/2029	988,000	886,994
4.79%, 06/01/2033(d)	1,017,000	980,453
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025	3,188,000	3,174,697
4.70%, 01/27/2028	3,371,000	3,355,650
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)(d)	2,508,000	2,530,941
5.26%, 04/17/2030(c)(d)	5,611,000	5,726,813
5.41%, 04/19/2034(c)(d)	1,758,000	1,816,332
5.43%, 04/17/2035(d)	5,956,000	6,125,411
8.20%(c)(d)(e)	4,841,000	5,351,938
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(d)	2,568,000	2,650,800
5.38%, 07/10/2030(c)(d)	5,136,000	5,237,680
5.59%, 07/10/2035(d)	7,120,000	7,350,570
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	4,764,000	4,877,547
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	1,013,000	1,041,551
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	3,928,000	3,985,914
5.00%, 05/30/2028(b)	2,087,000	2,114,872
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)(e)	3,073,000	2,957,215
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	1,696,000	1,702,902
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(h)	10,114,000	7,064,882
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)(d)	$4,128,000	$4,262,720
5.58%, 06/12/2029(d)	4,538,000	4,651,930
4.63%, 06/06/2033(d)	273,000	262,628
6.04%, 10/28/2033(d)	2,082,000	2,203,124
5.07%, 01/24/2034(d)	2,098,000	2,089,775
6.88%, 10/20/2034(d)	3,416,000	3,817,783
Series U, 6.00%(d)(e)	66,000	66,437
Series V, 6.20%(c)(d)(e)	3,071,000	3,115,662
Series W, 6.25%(c)(d)(e)	3,439,000	3,486,857
Royal Bank of Canada (Canada),
4.95%, 02/01/2029(c)	1,087,000	1,101,148
5.00%, 02/01/2033(c)	3,139,000	3,156,762
7.50%, 05/02/2084(d)	7,197,000	7,503,643
Societe Generale S.A. (France), 8.13%(b)(d)(e)	6,698,000	6,635,256
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	2,277,000	2,318,828
6.75%, 02/08/2028(b)(d)	2,447,000	2,535,115
7.02%, 02/08/2030(b)(d)	2,944,000	3,150,776
5.01%, 10/15/2030(b)(d)	4,540,000	4,508,039
2.68%, 06/29/2032(b)(d)	3,050,000	2,608,227
7.75%(b)(d)(e)	3,302,000	3,396,949
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(d)(e)	4,413,000	4,563,377
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	1,845,000	1,867,858
5.65%, 09/14/2026(b)	2,176,000	2,213,341
5.55%, 09/14/2028(b)(c)	3,566,000	3,670,436
5.20%, 03/07/2029(b)(c)	4,086,000	4,165,374
5.35%, 03/07/2034(b)	2,962,000	3,041,574
Synovus Bank, 5.63%, 02/15/2028(c)	7,834,000	7,887,227
Toronto-Dominion Bank (The) (Canada),
5.15%, 09/10/2034(d)	3,629,000	3,595,767
8.13%, 10/31/2082(d)	3,529,000	3,716,637
7.25%, 07/31/2084(d)	6,602,000	6,779,856
U.S. Bancorp,
5.78%, 06/12/2029(d)	3,496,000	3,605,492
4.97%, 07/22/2033(d)	1,569,000	1,537,167
5.84%, 06/12/2034(d)	56,000	58,483
UBS AG (Switzerland), 5.65%, 09/11/2028	3,076,000	3,182,477
Wells Fargo & Co.,
5.71%, 04/22/2028(c)(d)	2,725,000	2,780,047
4.81%, 07/25/2028(d)	1,182,000	1,181,738
5.57%, 07/25/2029(d)	2,521,000	2,584,984
6.30%, 10/23/2029(d)	2,712,000	2,852,956
5.20%, 01/23/2030(d)	1,798,000	1,823,404
4.90%, 07/25/2033(d)	1,162,000	1,149,243
5.39%, 04/24/2034(d)	1,657,000	1,679,012
5.56%, 07/25/2034(d)	1,889,000	1,938,056
5.50%, 01/23/2035(c)(d)	6,287,000	6,445,537
5.38%, 11/02/2043	3,576,000	3,492,253
4.75%, 12/07/2046	1,265,000	1,123,847
4.61%, 04/25/2053(d)	2,259,000	2,016,765
6.85%(d)(e)	4,244,000	4,407,933
Principal Amount		Value
Diversified Banks–(continued)
7.63%(c)(d)(e)	$2,770,000	$2,957,180
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(c)(d)	4,553,000	4,607,687
		569,497,997
Diversified Capital Markets–0.64%
Ares Strategic Income Fund, 5.70%, 03/15/2028(b)	6,176,000	6,198,852
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(e)(i)(j)	3,057,000	183,420
5.25%(b)(d)(e)(i)(j)	1,903,000	114,180
7.25%(b)(d)(e)(i)(j)	330,000	19,800
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(d)	1,077,000	1,085,948
4.75%, 05/12/2028(b)(c)(d)	2,736,000	2,727,542
5.43%, 02/08/2030(b)(d)	1,230,000	1,251,295
6.30%, 09/22/2034(b)(d)	3,589,000	3,851,746
5.70%, 02/08/2035(b)(d)	1,579,000	1,630,251
4.38%(b)(c)(d)(e)	2,280,000	1,947,500
Series 31, 7.75%(b)(c)(d)(e)	5,251,000	5,500,123
		24,510,657
Diversified Chemicals–0.02%
Celanese US Holdings LLC,
6.60%, 11/15/2028	186,000	192,667
6.95%, 11/15/2033	203,000	217,233
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	275,000	287,812
		697,712
Diversified Financial Services–3.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	825,000	855,777
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/2031(b)	1,745,000	1,792,731
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	13,000	13,533
Apollo Global Management, Inc.,
6.38%, 11/15/2033(c)	3,172,000	3,508,840
5.80%, 05/21/2054	2,798,000	2,957,141
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	4,647,000	4,824,759
5.75%, 03/01/2029(b)	5,532,000	5,664,248
5.75%, 11/15/2029(b)	3,808,000	3,905,931
BlackRock Funding, Inc.,
4.90%, 01/08/2035	2,025,000	2,045,397
5.35%, 01/08/2055	2,069,000	2,107,454
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	6,324,000	6,384,014
Corebridge Financial, Inc.,
6.05%, 09/15/2033(c)	3,449,000	3,648,546
5.75%, 01/15/2034	4,149,000	4,305,487
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	7,001,000	6,920,307
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	535,000	547,336
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	27,103,000	27,377,782
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	$922,000	$960,223
6.13%, 11/01/2032(b)	12,004,000	12,062,510
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/2031(b)	3,679,000	3,706,570
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	1,852,000	1,978,942
LPL Holdings, Inc., 5.70%, 05/20/2027	3,918,000	3,984,410
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	1,294,000	1,339,110
5.15%, 03/17/2030(b)	4,110,000	4,053,888
6.50%, 03/26/2031(b)	2,038,000	2,120,144
Nuveen LLC,
5.55%, 01/15/2030(b)	1,768,000	1,823,976
5.85%, 04/15/2034(b)	7,322,000	7,583,900
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	4,785,000	4,773,179
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)(c)	823,000	857,216
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	569,000	554,230
		122,657,581
Diversified Metals & Mining–0.96%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	7,797,000	7,952,066
5.25%, 09/08/2030	3,200,000	3,292,535
5.25%, 09/08/2033(c)	12,553,000	12,884,913
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	1,861,000	1,804,067
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	3,818,000	3,888,737
5.63%, 04/04/2034(b)(c)	4,026,000	4,134,339
5.89%, 04/04/2054(b)(c)	1,654,000	1,695,786
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)(c)	511,000	516,021
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053	255,000	249,937
		36,418,401
Diversified REITs–0.32%
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	2,991,000	2,982,594
6.39%, 01/15/2050(b)	8,001,000	6,341,835
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	524,000	557,134
VICI Properties L.P.,
5.13%, 05/15/2032	32,000	31,644
5.75%, 04/01/2034(c)	989,000	1,010,955
5.63%, 05/15/2052	153,000	146,547
6.13%, 04/01/2054	1,067,000	1,099,899
		12,170,608
Principal Amount		Value
Diversified Support Services–0.19%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)(c)	$3,046,000	$3,210,822
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	175,000	162,540
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,668,000	1,719,375
7.75%, 03/15/2031(b)	1,946,000	2,060,615
		7,153,352
Drug Retail–0.23%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	2,958,000	2,963,901
4.88%, 04/21/2033(b)	3,863,000	3,858,937
CVS Pass-Through Trust,
6.04%, 12/10/2028	628,750	633,665
5.77%, 01/10/2033(b)	1,162,992	1,170,553
		8,627,056
Electric Utilities–7.20%
AEP Texas, Inc., 5.25%, 05/15/2052(c)	1,382,000	1,321,906
Alabama Power Co., 5.85%, 11/15/2033	1,636,000	1,741,930
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	2,040,000	2,176,306
American Electric Power Co., Inc.,
5.75%, 11/01/2027	1,923,000	1,981,776
5.20%, 01/15/2029	2,695,000	2,741,140
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	206,000	161,405
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	2,583,000	2,614,877
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (Spain), 6.38%, 02/15/2032(b)	2,932,000	2,937,218
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028(c)	1,614,000	1,649,901
5.05%, 03/01/2035	2,139,000	2,157,485
Series AJ, 4.85%, 10/01/2052	3,272,000	3,072,476
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	6,595,000	6,502,670
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053(c)	1,405,000	1,421,625
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	26,000	27,157
6.15%, 11/15/2052	884,000	978,275
5.90%, 11/15/2053	2,552,000	2,750,981
Series C, 3.00%, 12/01/2060	191,000	120,111
Constellation Energy Generation LLC,
6.13%, 01/15/2034	1,223,000	1,313,821
6.50%, 10/01/2053	1,625,000	1,816,483
5.75%, 03/15/2054	2,863,000	2,936,384
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	1,554,000	1,769,106
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Carolinas LLC, 5.35%, 01/15/2053(c)	$2,574,000	$2,590,097
Duke Energy Corp.,
5.00%, 12/08/2027	1,000,000	1,010,188
4.85%, 01/05/2029(c)	4,027,000	4,049,902
5.00%, 08/15/2052	2,712,000	2,493,107
6.45%, 09/01/2054(c)(d)	1,098,000	1,117,452
Duke Energy Florida LLC, 6.20%, 11/15/2053	206,000	230,351
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,106,000	5,145,644
Edison International, 7.88%, 06/15/2054(d)	3,761,000	3,950,592
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,457,000	1,493,564
9.13%(b)(c)(d)(e)	1,818,000	2,053,453
6.00%, 01/22/2114(b)(c)	6,655,000	6,729,423
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	1,455,000	1,541,601
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	2,805,000	2,856,417
Entergy Corp., 7.13%, 12/01/2054(d)	2,916,000	2,998,053
Entergy Louisiana LLC, 5.15%, 09/15/2034(c)	2,644,000	2,666,481
Entergy Texas, Inc., 5.55%, 09/15/2054	1,992,000	2,031,571
Evergy Metro, Inc., 4.95%, 04/15/2033(c)	1,097,000	1,098,165
Eversource Energy, 5.50%, 01/01/2034(c)	2,301,000	2,340,680
Exelon Corp.,
5.15%, 03/15/2029	2,041,000	2,074,054
5.45%, 03/15/2034	1,959,000	2,008,433
5.60%, 03/15/2053	3,707,000	3,774,819
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)(c)	583,000	592,493
FirstEnergy Transmission LLC,
4.55%, 01/15/2030(b)	2,573,000	2,534,276
5.00%, 01/15/2035(b)	2,061,000	2,047,972
Georgia Power Co.,
4.65%, 05/16/2028	814,000	816,836
4.95%, 05/17/2033	1,475,000	1,483,479
Indiana Michigan Power Co., 5.63%, 04/01/2053	206,000	213,535
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	570,000	565,943
MidAmerican Energy Co.,
5.35%, 01/15/2034(c)	1,246,000	1,291,807
5.85%, 09/15/2054	3,857,000	4,153,483
5.30%, 02/01/2055	2,289,000	2,284,965
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029(c)	3,734,000	3,777,521
5.00%, 02/07/2031(c)	4,272,000	4,360,177
5.80%, 01/15/2033(c)	1,364,000	1,448,630
5.00%, 08/15/2034	4,426,000	4,444,492
7.13%, 09/15/2053(c)(d)	11,767,000	12,283,818
Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027(c)	$3,327,000	$3,338,182
5.00%, 07/15/2032	1,032,000	1,038,827
5.25%, 03/15/2034(c)	4,489,000	4,549,801
5.55%, 03/15/2054	5,893,000	5,972,551
6.75%, 06/15/2054(d)	1,942,000	2,025,952
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(b)	2,728,000	2,740,866
5.66%, 01/17/2054(b)	1,266,000	1,287,016
Ohio Power Co., 5.65%, 06/01/2034	9,710,000	10,035,387
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053(c)	8,490,000	8,730,785
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029(b)	4,608,000	4,623,312
5.65%, 11/15/2033(c)	2,509,000	2,646,643
Pacific Gas and Electric Co., 5.90%, 10/01/2054(c)	2,237,000	2,299,065
PacifiCorp,
5.10%, 02/15/2029(c)	2,738,000	2,780,976
5.30%, 02/15/2031(c)	2,596,000	2,662,840
5.45%, 02/15/2034	3,408,000	3,483,089
5.80%, 01/15/2055(c)	3,476,000	3,573,488
PPL Capital Funding, Inc., 5.25%, 09/01/2034(c)	1,495,000	1,512,414
Public Service Co. of Colorado, 5.25%, 04/01/2053(c)	3,765,000	3,700,794
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	1,130,000	1,168,910
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	4,144,000	4,148,167
5.55%, 04/15/2054	3,175,000	3,285,136
Sierra Pacific Power Co., 5.90%, 03/15/2054(c)	4,729,000	4,993,285
Southern Co. (The),
5.70%, 10/15/2032	1,405,000	1,475,851
5.70%, 03/15/2034(c)	4,946,000	5,184,990
4.85%, 03/15/2035	3,363,000	3,304,984
Series B, 4.00%, 01/15/2051(c)(d)	11,150,000	10,948,591
Southwestern Electric Power Co., 5.30%, 04/01/2033(c)	1,663,000	1,684,825
Tampa Electric Co., 5.00%, 07/15/2052	1,110,000	1,041,839
Union Electric Co.,
5.20%, 04/01/2034(c)	4,352,000	4,443,818
5.13%, 03/15/2055	2,213,000	2,149,682
Virginia Electric & Power Co.,
5.00%, 04/01/2033	1,501,000	1,507,679
2.95%, 11/15/2051	348,000	231,104
5.70%, 08/15/2053(c)	279,000	291,484
5.35%, 01/15/2054	3,813,000	3,831,390
Series C, 4.63%, 05/15/2052	1,730,000	1,549,527
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	$317,000	$317,726
5.63%, 02/15/2027(b)	1,226,000	1,227,121
5.00%, 07/31/2027(b)	340,000	337,118
4.38%, 05/01/2029(b)	78,000	74,618
7.75%, 10/15/2031(b)	4,645,000	4,938,253
6.88%, 04/15/2032(b)	4,325,000	4,490,943
6.95%, 10/15/2033(b)	3,194,000	3,516,878
6.00%, 04/15/2034(b)	2,003,000	2,081,007
5.70%, 12/30/2034(b)	71,000	72,103
		274,045,524
Electrical Components & Equipment–0.27%
EnerSys,
4.38%, 12/15/2027(b)	295,000	282,212
6.63%, 01/15/2032(b)	243,000	248,778
Regal Rexnord Corp.,
6.05%, 04/15/2028	1,857,000	1,910,446
6.40%, 04/15/2033	6,278,000	6,620,274
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)(c)	556,000	498,353
6.63%, 07/15/2032(b)(c)	324,000	330,839
Vertiv Group Corp., 4.13%, 11/15/2028(b)	576,000	549,011
		10,439,913
Electronic Components–0.22%
Amphenol Corp.,
5.00%, 01/15/2035	2,846,000	2,845,570
5.38%, 11/15/2054	1,623,000	1,634,585
Corning, Inc., 5.45%, 11/15/2079	4,135,000	3,967,842
		8,447,997
Electronic Manufacturing Services–0.09%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	3,491,000	3,533,943
Environmental & Facilities Services–0.73%
GFL Environmental, Inc.,
5.13%, 12/15/2026(b)	975,000	972,356
3.50%, 09/01/2028(b)	604,000	570,900
Republic Services, Inc.,
4.88%, 04/01/2029	3,409,000	3,441,667
5.00%, 12/15/2033(c)	2,749,000	2,766,409
5.00%, 04/01/2034	1,934,000	1,942,347
Veralto Corp.,
5.35%, 09/18/2028	4,578,000	4,677,724
5.45%, 09/18/2033	4,546,000	4,661,142
Waste Management, Inc., 5.35%, 10/15/2054(c)	8,150,000	8,291,239
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)(c)	531,000	547,519
		27,871,303
Financial Exchanges & Data–0.40%
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029(c)	1,670,000	1,652,020
4.60%, 03/15/2033(c)	1,582,000	1,553,815
4.95%, 06/15/2052(c)	2,329,000	2,214,044
5.20%, 06/15/2062	3,092,000	3,007,609
Principal Amount		Value
Financial Exchanges & Data–(continued)
Moody’s Corp.,
5.25%, 07/15/2044	$878,000	$871,143
3.10%, 11/29/2061	386,000	247,405
Nasdaq, Inc.,
5.35%, 06/28/2028	1,443,000	1,476,529
5.55%, 02/15/2034	1,548,000	1,597,502
5.95%, 08/15/2053(c)	755,000	798,241
6.10%, 06/28/2063	1,586,000	1,690,428
		15,108,736
Food Retail–0.20%
Kroger Co. (The),
4.65%, 09/15/2029	2,514,000	2,521,033
4.90%, 09/15/2031	1,090,000	1,095,789
5.65%, 09/15/2064	3,877,000	3,824,757
		7,441,579
Gas Utilities–0.28%
Atmos Energy Corp.,
5.90%, 11/15/2033(c)	1,513,000	1,626,005
6.20%, 11/15/2053	1,318,000	1,490,420
5.00%, 12/15/2054	1,996,000	1,900,212
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	2,213,000	2,269,987
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	2,386,000	2,499,376
Southwest Gas Corp., 5.45%, 03/23/2028	1,023,000	1,045,326
		10,831,326
Gold–0.01%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	528,000	534,839
Health Care Distributors–0.04%
Cardinal Health, Inc., 5.45%, 02/15/2034	1,634,000	1,662,997
Health Care Equipment–0.34%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	7,860,000	7,962,319
Stryker Corp.,
4.25%, 09/11/2029	1,310,000	1,293,278
4.63%, 09/11/2034(c)	3,782,000	3,702,138
		12,957,735
Health Care Facilities–0.60%
Adventist Health System, 5.76%, 12/01/2034	1,510,000	1,549,449
HCA, Inc.,
5.45%, 09/15/2034	1,180,000	1,179,240
5.25%, 06/15/2049	306,000	280,964
5.90%, 06/01/2053	3,542,000	3,539,759
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	2,802,000	1,727,639
Select Medical Corp., 6.25%, 12/01/2032(b)	2,098,000	2,103,624
Tenet Healthcare Corp., 6.75%, 05/15/2031	1,576,000	1,616,178
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Health Care Facilities–(continued)
Universal Health Services, Inc.,
4.63%, 10/15/2029	$2,773,000	$2,703,101
5.05%, 10/15/2034	4,933,000	4,730,409
UPMC,
5.04%, 05/15/2033	2,569,000	2,585,795
5.38%, 05/15/2043	869,000	884,659
		22,900,817
Health Care REITs–0.21%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	1,224,000	1,227,827
5.15%, 04/15/2053	77,000	72,643
5.63%, 05/15/2054	5,768,000	5,810,074
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(h)	829,000	779,575
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	172,000	112,420
		8,002,539
Health Care Services–1.20%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	165,000	162,585
Cigna Group (The), 3.40%, 03/15/2051	178,000	125,585
CommonSpirit Health,
5.32%, 12/01/2034(c)	4,679,000	4,760,938
5.55%, 12/01/2054(c)	1,507,000	1,531,153
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	290,000	280,907
8.00%, 12/15/2027(b)	273,000	274,133
5.25%, 05/15/2030(b)	377,000	322,064
4.75%, 02/15/2031(b)	251,000	204,002
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(b)	457,000	471,401
CVS Health Corp.,
5.00%, 01/30/2029	4,661,000	4,675,136
5.25%, 01/30/2031(c)	1,399,000	1,402,866
5.30%, 06/01/2033	4,256,000	4,224,908
6.00%, 06/01/2063	30,000	29,634
DaVita, Inc., 6.88%, 09/01/2032(b)	4,110,000	4,247,944
Icon Investments Six DAC,
5.81%, 05/08/2027	7,385,000	7,530,328
5.85%, 05/08/2029	8,774,000	9,015,264
6.00%, 05/08/2034	2,790,000	2,869,605
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	1,472,000	978,725
Quest Diagnostics, Inc., 6.40%, 11/30/2033(c)	1,913,000	2,092,396
Star Parent, Inc., 9.00%, 10/01/2030(b)(c)	509,000	526,179
		45,725,753
Health Care Supplies–0.64%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	273,000	256,118
5.25%, 10/01/2029(b)(c)	535,000	522,751
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	505,000	515,008
Principal Amount		Value
Health Care Supplies–(continued)
Solventum Corp.,
5.40%, 03/01/2029(b)	$5,444,000	$5,522,652
5.60%, 03/23/2034(b)	7,410,000	7,526,039
5.90%, 04/30/2054(b)(c)	5,036,000	5,157,703
6.00%, 05/15/2064(b)	4,931,000	5,028,040
		24,528,311
Home Improvement Retail–0.56%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034(c)	4,025,000	3,970,022
Home Depot, Inc. (The), 4.95%, 09/15/2052(c)	1,352,000	1,296,843
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	3,983,000	4,036,461
5.75%, 07/01/2053	1,564,000	1,622,915
4.45%, 04/01/2062	47,000	38,830
5.80%, 09/15/2062	3,318,000	3,393,297
5.85%, 04/01/2063	6,915,000	7,129,965
		21,488,333
Homebuilding–0.09%
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	2,388,000	2,356,401
KB Home, 4.80%, 11/15/2029	566,000	549,569
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	567,000	553,807
		3,459,777
Hotel & Resort REITs–0.19%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	1,248,000	1,282,789
4.95%, 01/15/2035	2,631,000	2,544,792
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	795,000	808,750
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(b)	286,000	278,542
4.00%, 09/15/2029(b)(c)	601,000	549,139
Service Properties Trust,
5.50%, 12/15/2027	858,000	821,700
4.95%, 10/01/2029	186,000	151,856
4.38%, 02/15/2030(c)	860,000	671,674
		7,109,242
Hotels, Resorts & Cruise Lines–0.52%
Carnival Corp.,
6.00%, 05/01/2029(b)	541,000	543,349
7.00%, 08/15/2029(b)	966,000	1,010,858
Choice Hotels International, Inc., 5.85%, 08/01/2034(c)	2,221,000	2,269,977
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	1,270,000	1,282,183
6.13%, 04/01/2032(b)(c)	2,685,000	2,713,515
Marriott International, Inc.,
4.88%, 05/15/2029(c)	1,173,000	1,181,065
4.80%, 03/15/2030(c)	2,820,000	2,819,788
5.30%, 05/15/2034(c)	1,964,000	1,993,370
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)	$975,000	$975,890
6.25%, 03/15/2032(b)	1,165,000	1,191,179
6.00%, 02/01/2033(b)	3,898,000	3,949,426
		19,930,600
Housewares & Specialties–0.06%
Newell Brands, Inc.,
6.38%, 09/15/2027	175,000	177,993
6.38%, 05/15/2030	1,416,000	1,445,886
6.63%, 05/15/2032(c)	523,000	533,489
		2,157,368
Independent Power Producers & Energy Traders–0.29%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	975,000	947,047
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	1,384,000	1,384,554
NSTAR Electric Co., 4.55%, 06/01/2052	1,382,000	1,230,680
Vistra Corp.,
7.00%(b)(d)(e)	2,207,000	2,229,900
Series C, 8.88%(b)(d)(e)	4,706,000	5,057,703
		10,849,884
Industrial Conglomerates–0.34%
Honeywell International, Inc.,
4.25%, 01/15/2029(c)	2,090,000	2,084,062
4.88%, 09/01/2029(c)	3,739,000	3,804,638
4.95%, 09/01/2031	5,366,000	5,468,491
5.00%, 02/15/2033(c)	1,027,000	1,045,715
5.25%, 03/01/2054(c)	408,000	406,286
5.35%, 03/01/2064	306,000	307,777
		13,116,969
Industrial Machinery & Supplies & Components–0.29%
Enpro, Inc., 5.75%, 10/15/2026	532,000	533,295
ESAB Corp., 6.25%, 04/15/2029(b)	534,000	543,918
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	2,947,000	2,988,173
5.40%, 08/14/2028	616,000	630,463
Nordson Corp.,
5.60%, 09/15/2028	910,000	940,023
5.80%, 09/15/2033(c)	1,608,000	1,696,858
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	2,689,000	2,752,174
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	873,000	823,705
		10,908,609
Industrial REITs–0.96%
LXP Industrial Trust, 6.75%, 11/15/2028	1,255,000	1,326,886
Principal Amount		Value
Industrial REITs–(continued)
Prologis L.P.,
4.88%, 06/15/2028(c)	$2,082,000	$2,109,382
4.63%, 01/15/2033(c)	3,541,000	3,504,410
4.75%, 06/15/2033(c)	3,963,000	3,931,964
5.13%, 01/15/2034	2,006,000	2,029,827
5.00%, 03/15/2034	7,326,000	7,346,184
5.00%, 01/31/2035	4,733,000	4,734,979
5.25%, 06/15/2053(c)	5,199,000	5,131,281
5.25%, 03/15/2054	6,541,000	6,484,909
		36,599,822
Insurance Brokers–0.27%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 04/15/2028(b)	298,000	301,148
7.00%, 01/15/2031(b)	524,000	532,587
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	1,012,000	1,036,030
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	60,000	69,810
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	15,000	15,272
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	2,977,000	3,102,451
2.90%, 12/15/2051	83,000	54,870
6.25%, 11/01/2052	1,085,000	1,230,307
5.45%, 03/15/2053	1,014,000	1,030,802
5.70%, 09/15/2053(c)	2,915,000	3,082,559
		10,455,836
Integrated Oil & Gas–1.15%
BP Capital Markets PLC, 6.13%(d)(e)	8,765,000	8,762,406
Ecopetrol S.A. (Colombia),
7.75%, 02/01/2032	4,965,000	4,878,017
8.88%, 01/13/2033	5,115,000	5,272,862
8.38%, 01/19/2036	2,362,000	2,328,259
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	2,383,000	2,421,160
Occidental Petroleum Corp.,
5.20%, 08/01/2029	1,200,000	1,204,913
5.38%, 01/01/2032	985,000	980,746
5.55%, 10/01/2034	2,537,000	2,524,623
6.45%, 09/15/2036	5,425,000	5,704,907
6.20%, 03/15/2040	5,453,000	5,588,469
4.63%, 06/15/2045	2,160,000	1,710,356
6.60%, 03/15/2046(c)	2,192,000	2,311,140
Shell Finance US, Inc., 3.75%, 09/12/2046	260,000	207,276
		43,895,134
Integrated Telecommunication Services–1.41%
AT&T, Inc.,
5.40%, 02/15/2034(c)	2,861,000	2,942,214
4.50%, 03/09/2048	300,000	261,461
3.50%, 09/15/2053	408,000	291,859
3.55%, 09/15/2055	17,223,000	12,252,635
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	6,220,000	6,053,972
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	$500,000	$508,190
8.50%, 04/15/2031(b)(c)	4,900,000	5,221,094
7.00%, 04/15/2032(b)	530,000	536,379
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	101,000	113,500
11.00%, 11/15/2029(b)	148,000	168,354
10.50%, 05/15/2030(b)	100,000	110,250
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	553,000	558,622
7.72%, 06/04/2038	246,000	261,168
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,509,000	1,705,091
Verizon Communications, Inc.,
4.50%, 08/10/2033	14,998,000	14,499,343
3.40%, 03/22/2041	655,000	516,934
5.50%, 02/23/2054(c)	408,000	412,936
3.00%, 11/20/2060(c)	2,121,000	1,315,537
3.70%, 03/22/2061	1,360,000	988,332
Windstream Services LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/2028(b)	278,000	280,418
8.25%, 10/01/2031(b)	281,000	293,600
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	4,267,000	4,544,355
		53,836,244
Interactive Media & Services–0.95%
Match Group Holdings II LLC,
5.00%, 12/15/2027(b)	1,814,000	1,769,734
3.63%, 10/01/2031(b)	55,000	47,758
Meta Platforms, Inc.,
4.30%, 08/15/2029(c)	3,119,000	3,107,543
4.55%, 08/15/2031(c)	1,767,000	1,764,912
4.75%, 08/15/2034	4,626,000	4,626,547
4.45%, 08/15/2052	1,260,000	1,125,159
5.40%, 08/15/2054	7,487,000	7,650,028
4.65%, 08/15/2062	3,034,000	2,740,637
5.75%, 05/15/2063	3,602,000	3,829,042
5.55%, 08/15/2064	9,252,000	9,560,098
		36,221,458
Investment Banking & Brokerage–3.32%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	2,087,000	2,216,458
Charles Schwab Corp. (The),
Series G, 5.38%(d)(e)	3,491,000	3,486,685
Series K, 5.00%(c)(d)(e)	1,881,000	1,844,297
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
5.66% (SOFR + 0.79%), 12/09/2026(g)	$3,190,000	$3,199,964
5.68% (SOFR + 0.81%), 03/09/2027(g)	4,470,000	4,476,081
5.62% (SOFR + 0.92%), 10/21/2027(c)(g)	943,000	945,885
5.78% (SOFR + 1.12%), 02/24/2028(g)	913,000	921,575
4.48%, 08/23/2028(c)(d)	1,450,000	1,438,985
5.73%, 04/25/2030(d)	3,175,000	3,277,887
5.05%, 07/23/2030(d)	5,057,000	5,085,073
4.69%, 10/23/2030(c)(d)	3,841,000	3,809,703
5.85%, 04/25/2035(d)	3,710,000	3,890,165
5.33%, 07/23/2035(d)	4,044,000	4,085,283
5.02%, 10/23/2035(d)	6,602,000	6,527,192
6.75%, 10/01/2037	1,982,000	2,195,967
4.02%, 10/31/2038(d)	337,000	296,466
3.21%, 04/22/2042(d)	216,000	166,099
4.80%, 07/08/2044	1,943,000	1,821,022
Series T, 3.80%(d)(e)	124,000	118,968
Series V, 4.13%(c)(d)(e)	1,507,000	1,449,786
Series W, 7.50%(d)(e)	7,388,000	7,926,763
Series X, 7.50%(d)(e)	7,405,000	7,767,153
Series Y, 6.13%(c)(d)(e)	9,526,000	9,563,843
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)(c)	577,000	592,484
9.00%, 06/15/2030(c)	531,000	527,464
Morgan Stanley,
5.12%, 02/01/2029(c)(d)	1,339,000	1,352,410
5.16%, 04/20/2029(d)	6,009,000	6,074,920
5.45%, 07/20/2029(d)	1,332,000	1,361,159
6.41%, 11/01/2029(d)	3,233,000	3,416,359
5.17%, 01/16/2030(d)	1,750,000	1,772,598
5.04%, 07/19/2030(d)	3,624,000	3,651,234
4.65%, 10/18/2030(c)(d)	5,685,000	5,636,180
4.89%, 07/20/2033(d)	48,000	47,534
5.25%, 04/21/2034(d)	5,776,000	5,834,416
5.42%, 07/21/2034(d)	2,983,000	3,038,748
5.47%, 01/18/2035(d)	1,838,000	1,877,875
5.83%, 04/19/2035(d)	3,183,000	3,339,298
5.32%, 07/19/2035(c)(d)	5,605,000	5,688,724
5.95%, 01/19/2038(d)	1,118,000	1,143,994
5.94%, 02/07/2039(d)	4,391,000	4,497,709
Raymond James Financial, Inc., 3.75%, 04/01/2051	140,000	108,042
		126,472,448
Leisure Facilities–0.04%
NCL Corp. Ltd.,
5.88%, 02/15/2027(b)	551,000	551,990
8.13%, 01/15/2029(b)	258,000	273,995
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	524,000	537,388
		1,363,373
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Leisure Products–0.21%
Brunswick Corp.,
5.85%, 03/18/2029(c)	$1,926,000	$1,977,129
5.10%, 04/01/2052(c)	2,053,000	1,698,070
Polaris, Inc., 6.95%, 03/15/2029	4,095,000	4,353,335
		8,028,534
Life & Health Insurance–3.23%
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	2,573,000	2,633,179
4.95%, 03/30/2035(b)	4,518,000	4,469,611
5.40%, 09/30/2054(b)	2,618,000	2,583,372
American National Group, Inc., 5.00%, 06/15/2027	3,592,000	3,583,619
Athene Global Funding, 5.58%, 01/09/2029(b)	5,230,000	5,338,032
Athene Holding Ltd., 6.25%, 04/01/2054	2,713,000	2,858,302
Corebridge Global Funding,
6.05% (SOFR + 1.30%), 09/25/2026(b)(g)	6,558,000	6,622,496
5.90%, 09/19/2028(b)	2,507,000	2,600,640
5.20%, 01/12/2029(b)	4,500,000	4,564,887
5.20%, 06/24/2029(b)	4,581,000	4,642,681
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	5,895,000	5,839,823
Series 21-1, 2.66%, 06/29/2026(b)	13,992,000	13,477,636
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	3,083,000	3,238,316
GA Global Funding Trust, 5.50%, 01/08/2029(b)	2,390,000	2,439,199
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(j)	11,777,000	10,666,076
MetLife, Inc.,
4.60%, 05/13/2046	303,000	277,791
5.00%, 07/15/2052	1,050,000	1,004,528
5.25%, 01/15/2054	4,631,000	4,598,309
Series G, 3.85%(d)(e)	48,000	47,270
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	5,445,000	5,534,624
New York Life Global Funding, 4.55%, 01/28/2033(b)	2,967,000	2,909,550
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(d)	5,556,000	5,712,844
Pacific Life Global Funding II,
5.55% (SOFR + 0.80%), 03/30/2025(b)(g)	3,574,000	3,579,057
5.29% (SOFR + 0.62%), 06/04/2026(b)(g)	1,589,000	1,591,556
5.73% (SOFR + 1.05%), 07/28/2026(b)(g)	12,248,000	12,343,107
Pricoa Global Funding I, 4.65%, 08/27/2031(b)(c)	2,116,000	2,092,606
Principal Financial Group, Inc., 5.50%, 03/15/2053	43,000	43,390
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(d)(e)	7,680,000	7,711,864
		123,004,365
Principal Amount		Value
Managed Health Care–0.69%
Humana, Inc., 5.75%, 12/01/2028	$1,583,000	$1,630,339
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	44,000	32,669
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	2,767,000	2,832,528
4.25%, 01/15/2029	1,527,000	1,513,857
5.30%, 02/15/2030	4,720,000	4,869,661
5.35%, 02/15/2033	4,056,000	4,198,466
4.50%, 04/15/2033(c)	688,000	671,660
4.25%, 06/15/2048	266,000	226,630
5.05%, 04/15/2053	1,502,000	1,437,904
5.63%, 07/15/2054	3,379,000	3,508,106
5.20%, 04/15/2063	2,331,000	2,244,272
5.75%, 07/15/2064	2,839,000	2,968,415
		26,134,507
Marine Transportation–0.28%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)(c)	2,321,000	2,444,339
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	530,000	548,288
7.63%, 02/15/2031(b)	7,261,000	7,582,871
		10,575,498
Metal, Glass & Plastic Containers–0.02%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	425,000	427,517
OI European Group B.V., 4.75%, 02/15/2030(b)	291,000	265,699
		693,216
Mortgage REITs–0.00%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	102,000	103,757
Movies & Entertainment–0.32%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	609,000	538,796
Netflix, Inc., 5.40%, 08/15/2054	705,000	721,573
Walt Disney Co. (The),
3.50%, 05/13/2040	87,000	72,372
3.80%, 05/13/2060	161,000	124,340
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	4,323,000	3,655,135
5.14%, 03/15/2052(c)	3,965,000	3,189,941
5.39%, 03/15/2062	4,745,000	3,785,667
		12,087,824
Multi-Family Residential REITs–0.35%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033(c)	845,000	852,773
5.30%, 12/07/2033(c)	3,214,000	3,293,426
Essex Portfolio L.P., 5.50%, 04/01/2034	1,971,000	2,013,653
Mid-America Apartments L.P., 5.30%, 02/15/2032(c)	5,495,000	5,639,746
UDR, Inc., 5.13%, 09/01/2034	1,385,000	1,376,423
		13,176,021
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Multi-line Insurance–0.25%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	$535,000	$546,309
Allianz SE (Germany), 3.50%(b)(c)(d)(e)	9,000,000	8,663,842
American International Group, Inc., 4.38%, 06/30/2050	306,000	266,254
		9,476,405
Multi-Utilities–2.87%
Ameren Illinois Co., 4.95%, 06/01/2033(c)	1,656,000	1,669,320
Black Hills Corp., 6.15%, 05/15/2034(c)	8,227,000	8,795,988
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	8,181,000	8,208,219
Dominion Energy, Inc.,
5.38%, 11/15/2032(c)	4,298,000	4,409,229
6.63%, 05/15/2055(d)	3,213,000	3,300,072
Series B, 7.00%, 06/01/2054(d)	5,566,000	5,912,422
Series A, 6.88%, 02/01/2055(d)	4,711,000	4,967,672
DTE Electric Co., 5.20%, 03/01/2034	1,842,000	1,884,528
DTE Energy Co.,
4.95%, 07/01/2027	2,123,000	2,137,352
5.85%, 06/01/2034(c)	3,714,000	3,905,907
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	2,843,000	2,899,326
5.63%, 04/10/2034(b)	2,147,000	2,207,761
5.88%, 04/10/2054(b)	2,363,000	2,419,006
NiSource, Inc.,
5.25%, 03/30/2028	1,354,000	1,378,421
5.35%, 04/01/2034	2,929,000	2,981,465
6.95%, 11/30/2054(d)	5,722,000	5,867,791
6.38%, 03/31/2055(c)(d)	2,267,000	2,282,063
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028(c)	4,569,000	4,763,245
6.13%, 10/15/2033(c)	2,893,000	3,095,855
Sempra,
6.40%, 10/01/2054(d)	5,080,000	5,096,862
6.88%, 10/01/2054(c)(d)	7,223,000	7,401,430
6.55%, 04/01/2055(d)	15,301,000	15,379,801
6.63%, 04/01/2055(d)	6,080,000	6,133,387
WEC Energy Group, Inc.,
5.15%, 10/01/2027(c)	1,831,000	1,861,154
4.75%, 01/15/2028(c)	300,000	302,152
		109,260,428
Office REITs–0.44%
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	4,348,000	4,592,444
8.88%, 04/12/2029	3,224,000	3,484,195
Cousins Properties L.P., 5.88%, 10/01/2034	3,142,000	3,207,985
Office Properties Income Trust,
9.00%, 03/31/2029(b)	602,000	594,472
9.00%, 09/30/2029(b)	5,564,000	4,868,476
		16,747,572
Principal Amount		Value
Oil & Gas Drilling–0.11%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	$542,000	$545,205
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033(c)	1,698,000	1,820,627
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	528,000	552,889
Transocean, Inc., 8.75%, 02/15/2030(b)(c)	680,000	708,899
Valaris Ltd., 8.38%, 04/30/2030(b)	524,000	534,045
		4,161,665
Oil & Gas Exploration & Production–1.00%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	3,295,000	3,419,670
ConocoPhillips Co., 5.70%, 09/15/2063	1,479,000	1,521,010
Diamondback Energy, Inc.,
5.15%, 01/30/2030	5,653,000	5,722,675
6.25%, 03/15/2053	3,958,000	4,196,000
5.90%, 04/18/2064	1,575,000	1,571,510
Expand Energy Corp., 5.38%, 03/15/2030	1,448,000	1,438,500
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(b)	154,000	146,580
8.38%, 11/01/2033(b)	252,000	266,412
6.88%, 05/15/2034(b)	5,101,000	4,948,871
7.25%, 02/15/2035(b)	7,383,000	7,232,624
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	4,309,000	4,438,933
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,234,869
		38,137,654
Oil & Gas Refining & Marketing–0.26%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	2,428,000	2,387,947
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	1,880,000	1,897,499
Phillips 66 Co., 5.30%, 06/30/2033(c)	2,647,000	2,681,833
Raizen Fuels Finance S.A. (Brazil), 5.70%, 01/17/2035(b)	3,169,000	3,052,032
		10,019,311
Oil & Gas Storage & Transportation–5.82%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	3,580,000	3,647,368
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	1,976,000	2,052,254
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	905,000	919,965
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	4,657,000	4,650,831
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	2,924,000	2,919,087
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	966,000	1,159,199
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	$2,486,000	$2,579,779
7.38%, 01/15/2083(d)	3,245,000	3,318,619
7.63%, 01/15/2083(c)(d)	2,521,000	2,664,248
Series NC5, 8.25%, 01/15/2084(c)(d)	3,294,000	3,493,221
Energy Transfer L.P.,
5.55%, 02/15/2028	669,000	685,233
6.10%, 12/01/2028	1,712,000	1,794,507
6.40%, 12/01/2030	885,000	945,701
7.38%, 02/01/2031(b)(c)	1,434,000	1,512,302
5.75%, 02/15/2033(c)	1,602,000	1,646,259
6.55%, 12/01/2033	2,792,000	3,026,388
5.55%, 05/15/2034	3,489,000	3,546,434
4.90%, 03/15/2035	6,056,000	5,845,350
5.00%, 05/15/2050	4,058,000	3,623,332
5.95%, 05/15/2054	4,799,000	4,848,415
8.00%, 05/15/2054(d)	2,526,000	2,688,518
6.05%, 09/01/2054	5,258,000	5,417,749
7.13%, 10/01/2054(d)	8,992,000	9,161,635
Enterprise Products Operating LLC,
Series D, 6.88%, 03/01/2033	1,393,000	1,574,731
7.73% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)(g)	3,224,000	3,208,180
4.25%, 02/15/2048	488,000	414,276
4.20%, 01/31/2050	1,350,000	1,144,960
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	280,000	286,165
7.75%, 02/01/2028	335,000	339,316
8.88%, 04/15/2030	273,000	284,712
7.88%, 05/15/2032	707,000	713,149
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	4,980,000	4,997,706
6.13%, 02/23/2038(b)	1,166,000	1,194,257
6.51%, 02/23/2042(b)	2,700,000	2,822,396
6.10%, 08/23/2042(b)	6,175,000	6,206,641
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	1,053,000	1,085,957
Kinder Morgan, Inc.,
7.80%, 08/01/2031(c)	9,019,000	10,395,483
7.75%, 01/15/2032(c)	6,542,000	7,593,475
5.20%, 06/01/2033	2,919,000	2,918,876
MPLX L.P.,
4.80%, 02/15/2029	1,196,000	1,196,614
4.70%, 04/15/2048	1,464,000	1,265,376
5.50%, 02/15/2049	2,136,000	2,065,930
4.95%, 03/14/2052	3,697,000	3,291,957
5.65%, 03/01/2053	673,000	663,051
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	184,000	171,802
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	262,000	268,565
8.38%, 02/15/2032(b)	3,869,000	3,963,067
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	7,200,000	8,307,509
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	$691,000	$485,045
5.63%, 02/01/2054(b)	1,133,000	1,152,125
ONEOK Partners L.P., 6.85%, 10/15/2037	2,211,000	2,463,069
ONEOK, Inc.,
5.65%, 11/01/2028	1,066,000	1,099,623
4.40%, 10/15/2029(c)	4,076,000	4,005,799
5.80%, 11/01/2030	1,578,000	1,646,308
6.35%, 01/15/2031(c)	2,737,000	2,931,912
6.10%, 11/15/2032(c)	1,220,000	1,291,555
6.05%, 09/01/2033	2,887,000	3,042,365
6.63%, 09/01/2053	4,268,000	4,746,916
Plains All American Pipeline L.P., Series B, 8.90% (3 mo. Term SOFR + 4.37%)(e)(g)	168,000	168,458
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	793,000	823,071
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(d)	2,112,000	2,212,105
7.63%, 03/01/2055(b)(d)	3,602,000	3,729,115
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029(b)	1,025,000	1,017,372
5.58%, 10/01/2034(b)	2,728,000	2,728,504
6.18%, 10/01/2054(b)	2,757,000	2,794,852
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	5,341,000	5,439,814
Targa Resources Corp.,
5.20%, 07/01/2027	1,968,000	1,993,395
5.50%, 02/15/2035	1,528,000	1,551,166
6.25%, 07/01/2052	2,352,000	2,493,960
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	5,308,000	5,286,751
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)(c)	3,811,000	4,259,623
7.00%, 01/15/2030(b)	923,000	944,618
9.88%, 02/01/2032(b)(c)	3,899,000	4,338,219
9.00%(b)(d)(e)	805,000	834,744
Western Midstream Operating L.P.,
6.15%, 04/01/2033	2,190,000	2,278,134
5.45%, 11/15/2034	4,957,000	4,920,273
Williams Cos., Inc. (The),
5.30%, 08/15/2028	2,126,000	2,167,672
4.80%, 11/15/2029(c)	2,932,000	2,929,993
4.65%, 08/15/2032	1,235,000	1,202,363
5.65%, 03/15/2033(c)	2,559,000	2,641,487
5.80%, 11/15/2054	3,369,000	3,484,421
		221,625,372
Other Specialized REITs–0.01%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	296,000	275,943
5.63%, 07/15/2032(b)	280,000	273,932
		549,875
Other Specialty Retail–0.09%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	524,000	548,437
6.75%, 07/01/2036(c)	543,000	563,887
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Other Specialty Retail–(continued)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)(c)	$1,500,000	$1,433,757
Tractor Supply Co., 5.25%, 05/15/2033(c)	1,003,000	1,017,398
		3,563,479
Packaged Foods & Meats–0.55%
General Mills, Inc., 5.50%, 10/17/2028	2,886,000	2,968,538
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	1,570,000	1,686,958
McCormick & Co., Inc., 4.70%, 10/15/2034	3,777,000	3,658,746
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	3,075,000	3,246,763
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	1,931,000	1,913,010
The Campbell’s Company,
5.20%, 03/21/2029	2,191,000	2,228,878
4.75%, 03/23/2035	3,030,000	2,930,013
5.25%, 10/13/2054	2,423,000	2,339,330
		20,972,236
Paper & Plastic Packaging Products & Materials–0.50%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	8,018,000	8,177,192
LABL, Inc.,
5.88%, 11/01/2028(b)	206,000	184,411
8.63%, 10/01/2031(b)	282,000	266,129
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	271,000	270,322
Sealed Air Corp., 7.25%, 02/15/2031(b)(c)	989,000	1,030,654
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	2,608,000	2,645,764
5.44%, 04/03/2034(b)	4,102,000	4,194,000
5.78%, 04/03/2054(b)	2,297,000	2,385,018
		19,153,490
Paper Products–0.14%
Magnera Corp., 7.25%, 11/15/2031(b)(c)	5,404,000	5,331,830
Passenger Airlines–0.99%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	1,736,352	1,642,104
Series 2021-1, Class B, 3.95%, 07/11/2030	2,045,900	1,906,068
Series 2021-1, Class A, 2.88%, 07/11/2034	1,983,698	1,748,489
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)(c)	2,424,000	2,422,143
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	2,658,000	2,598,452
5.31%, 10/20/2031(b)	3,044,000	2,984,260
Principal Amount		Value
Passenger Airlines–(continued)
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	$1,387,599	$1,252,330
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	893,966	889,572
4.75%, 10/20/2028(b)	7,342,206	7,294,662
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	1,176,484	1,151,057
Series 2020-1, Class A, 5.88%, 10/15/2027	1,830,652	1,876,581
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,530,014	1,447,206
Series 2019-1, Class A, 4.55%, 08/25/2031	1,124,337	1,026,387
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,886,924	1,827,435
Series 24-A, 5.88%, 02/15/2037	3,801,000	3,975,749
Series AA, 5.45%, 02/15/2037	3,533,000	3,629,827
		37,672,322
Passenger Ground Transportation–0.36%
Uber Technologies, Inc.,
7.50%, 09/15/2027(b)	105,000	107,182
4.30%, 01/15/2030(c)	5,564,000	5,447,437
4.80%, 09/15/2034	4,447,000	4,355,913
5.35%, 09/15/2054(c)	3,889,000	3,796,165
		13,706,697
Personal Care Products–0.28%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)(c)	961,000	930,675
Kenvue, Inc.,
5.05%, 03/22/2028(c)	1,366,000	1,394,795
5.00%, 03/22/2030(c)	2,578,000	2,636,836
4.90%, 03/22/2033	3,022,000	3,043,031
5.10%, 03/22/2043(c)	1,373,000	1,369,523
5.20%, 03/22/2063	1,332,000	1,308,916
		10,683,776
Pharmaceuticals–1.70%
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031(c)	7,568,000	7,681,253
5.00%, 02/26/2034(c)	3,274,000	3,311,101
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	278,000	272,150
11.00%, 09/30/2028(b)	302,000	296,212
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029(c)	1,804,000	1,830,327
5.90%, 11/15/2033(c)	2,235,000	2,401,054
6.25%, 11/15/2053	2,905,000	3,260,783
5.55%, 02/22/2054	234,000	242,165
6.40%, 11/15/2063	2,309,000	2,627,112
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Eli Lilly and Co.,
5.00%, 02/09/2054	$1,978,000	$1,927,216
5.05%, 08/14/2054	5,273,000	5,185,808
5.10%, 02/09/2064	3,799,000	3,694,962
5.20%, 08/14/2064	1,479,000	1,460,432
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	511,000	544,560
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	55,000	58,042
Merck & Co., Inc.,
5.00%, 05/17/2053(c)	1,513,000	1,459,363
5.15%, 05/17/2063	960,000	931,765
Novartis Capital Corp. (Switzerland),
3.80%, 09/18/2029	2,572,000	2,503,040
4.00%, 09/18/2031	3,486,000	3,373,545
4.20%, 09/18/2034	7,732,000	7,395,844
4.70%, 09/18/2054	5,404,000	5,060,351
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2028	5,986,000	5,973,887
4.75%, 05/19/2033	2,883,000	2,853,727
5.34%, 05/19/2063	206,000	200,160
		64,544,859
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 5.75%, 04/05/2034(b)	2,474,000	2,549,054
Property & Casualty Insurance–0.39%
Arch Capital Finance LLC, 5.03%, 12/15/2046	294,000	276,328
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	2,800,000	2,987,167
6.10%, 03/15/2055(b)	7,257,000	7,534,474
Markel Group, Inc., 6.00%(d)(e)	2,482,000	2,484,782
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	1,376,000	1,426,455
		14,709,206
Rail Transportation–0.78%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	3,642,000	3,639,346
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	4,346,000	4,664,066
CSX Corp.,
6.15%, 05/01/2037	100,000	109,776
4.75%, 11/15/2048	206,000	190,713
4.90%, 03/15/2055(c)	3,548,000	3,344,914
Norfolk Southern Corp.,
5.05%, 08/01/2030(c)	4,133,000	4,216,677
5.55%, 03/15/2034(c)	1,874,000	1,954,282
5.35%, 08/01/2054(c)	3,312,000	3,313,535
5.95%, 03/15/2064(c)	2,649,000	2,855,817
TTX Co., 5.05%, 11/15/2034(b)	1,719,000	1,733,127
Union Pacific Corp., 5.15%, 01/20/2063	3,721,000	3,634,951
		29,657,204
Real Estate Development–0.50%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	497,000	526,520
Principal Amount		Value
Real Estate Development–(continued)
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028(c)	$12,729,000	$14,055,570
6.88%, 07/15/2029(c)	4,472,000	4,614,442
		19,196,532
Real Estate Services–0.02%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	524,000	566,424
Regional Banks–0.71%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(c)(d)	2,486,000	2,448,780
Huntington Bancshares, Inc., 4.44%, 08/04/2028(d)	1,206,000	1,194,466
M&T Bank Corp., 5.05%, 01/27/2034(d)	1,914,000	1,861,193
Regions Financial Corp., 5.72%, 06/06/2030(d)	3,848,000	3,941,463
Synovus Financial Corp., 6.17%, 11/01/2030(d)	2,187,000	2,227,323
Truist Financial Corp.,
6.05%, 06/08/2027(c)(d)	2,599,000	2,645,655
4.87%, 01/26/2029(d)	1,985,000	1,985,637
7.16%, 10/30/2029(d)	2,821,000	3,036,445
5.44%, 01/24/2030(c)(d)	708,000	720,504
4.92%, 07/28/2033(d)	62,000	59,888
6.12%, 10/28/2033(d)	2,056,000	2,178,662
5.87%, 06/08/2034(d)	2,834,000	2,954,050
Zions Bancorporation N.A., 6.82%, 11/19/2035(d)	1,586,000	1,633,735
		26,887,801
Reinsurance–0.64%
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	5,141,000	4,929,387
4.70%, 10/15/2051(b)(d)	4,229,000	4,068,686
6.75%, 03/15/2054(b)	5,654,000	5,975,194
7.95%, 10/15/2054(b)(c)(d)	2,335,000	2,453,690
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(d)	6,800,000	6,907,434
		24,334,391
Renewable Electricity–0.02%
Idaho Power Co., 5.20%, 08/15/2034(c)	866,000	881,816
Research & Consulting Services–0.01%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	561,000	544,708
Restaurants–0.37%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	2,490,000	2,494,654
McDonald’s Corp.,
5.15%, 09/09/2052	384,000	371,925
5.45%, 08/14/2053	6,534,000	6,563,436
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	3,844,000	4,137,459
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Restaurants–(continued)
Yum! Brands, Inc., 5.38%, 04/01/2032(c)	$568,000	$557,847
		14,125,321
Retail REITs–0.81%
Agree L.P., 5.63%, 06/15/2034	1,866,000	1,914,740
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	1,402,000	1,451,385
Kimco Realty OP LLC,
2.70%, 10/01/2030(c)	554,000	497,579
4.85%, 03/01/2035(c)	3,220,000	3,147,525
Kite Realty Group L.P.,
4.95%, 12/15/2031	2,246,000	2,226,074
5.50%, 03/01/2034(c)	911,000	925,355
Kite Realty Group Trust, 4.75%, 09/15/2030(c)	1,379,000	1,366,286
NNN REIT, Inc.,
5.60%, 10/15/2033	1,302,000	1,342,289
5.50%, 06/15/2034(c)	1,890,000	1,932,182
Realty Income Corp.,
4.85%, 03/15/2030	700,000	703,913
5.63%, 10/13/2032	1,807,000	1,887,153
5.38%, 09/01/2054	1,047,000	1,042,700
Regency Centers L.P.,
4.13%, 03/15/2028	1,151,000	1,131,594
5.25%, 01/15/2034(c)	1,893,000	1,921,463
5.10%, 01/15/2035(c)	1,469,000	1,465,777
Simon Property Group L.P., 4.75%, 09/26/2034	7,957,000	7,741,813
		30,697,828
Security & Alarm Services–0.01%
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	532,000	543,296
Self-Storage REITs–0.36%
Extra Space Storage L.P.,
5.70%, 04/01/2028	1,495,000	1,541,578
2.55%, 06/01/2031	572,000	495,277
5.40%, 02/01/2034	3,465,000	3,507,506
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	1,085,000	1,075,156
Public Storage Operating Co.,
5.13%, 01/15/2029(c)	588,000	601,880
5.10%, 08/01/2033(c)	3,363,000	3,419,873
5.35%, 08/01/2053	3,092,000	3,113,887
		13,755,157
Semiconductors–1.01%
Broadcom, Inc.,
5.05%, 07/12/2027	6,553,000	6,620,291
5.05%, 07/12/2029	4,364,000	4,414,028
5.15%, 11/15/2031	3,783,000	3,843,425
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,631,000	1,662,084
6.15%, 01/25/2032(b)	4,792,000	4,914,418
5.88%, 01/25/2034(b)	5,272,000	5,301,015
6.25%, 01/25/2035(b)	6,832,000	7,064,052
6.40%, 01/25/2038(b)	1,272,000	1,328,021
Principal Amount		Value
Semiconductors–(continued)
Micron Technology, Inc.,
4.98%, 02/06/2026	$1,032,000	$1,033,467
5.30%, 01/15/2031	2,227,000	2,258,198
		38,438,999
Single-Family Residential REITs–0.35%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	7,590,000	7,700,051
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	484,000	489,033
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	5,241,000	5,101,439
		13,290,523
Soft Drinks & Non-alcoholic Beverages–0.67%
Coca-Cola Co. (The),
5.30%, 05/13/2054	9,860,000	10,061,340
5.40%, 05/13/2064	15,098,000	15,397,163
		25,458,503
Sovereign Debt–1.33%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	7,796,332
Brazilian Government International Bond (Brazil),
6.13%, 01/22/2032	7,313,000	7,328,112
7.13%, 05/13/2054	2,604,000	2,584,644
Colombia Government International Bond (Colombia),
7.50%, 02/02/2034	1,795,000	1,807,061
7.75%, 11/07/2036	5,395,000	5,422,516
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	1,763,000	1,868,339
Ghana Government International Bond (Ghana),
0.00%, 07/03/2026(b)(h)	60,960	56,939
5.00%, 07/03/2029(b)(k)	461,010	405,813
0.00%, 01/03/2030(b)(h)	105,158	83,001
5.00%, 07/03/2035(b)(k)	662,940	472,796
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	2,800,000	2,779,000
6.55%, 02/06/2037(b)	2,180,000	2,186,540
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,754,000	1,738,796
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,582,528
5.88%, 01/30/2029(b)	1,992,000	1,977,443
7.13%, 01/17/2033(b)	1,620,000	1,681,115
5.75%, 03/24/2035(b)	4,570,000	4,224,441
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	5,735,000	5,631,053
		50,626,469
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Specialized Consumer Services–0.08%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	$1,852,000	$1,865,977
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	1,192,000	1,102,124
		2,968,101
Specialized Finance–0.44%
Blackstone Private Credit Fund,
4.95%, 09/26/2027(b)	2,296,000	2,266,491
6.25%, 01/25/2031(c)	1,855,000	1,899,962
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	280,000	282,590
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	4,350,000	4,403,276
5.55%, 04/03/2034(b)	7,747,000	7,878,015
		16,730,334
Specialty Chemicals–0.20%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	1,547,000	1,494,524
8.75%, 05/03/2029(b)	3,427,000	3,531,455
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	1,703,000	1,776,621
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	708,000	719,252
		7,521,852
Steel–0.39%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	3,820,000	3,998,236
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	2,871,000	2,893,224
7.00%, 03/15/2032(b)(c)	371,000	373,349
7.38%, 05/01/2033(b)	2,297,000	2,341,494
6.25%, 10/01/2040	196,000	176,349
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,120,000	2,136,102
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	2,970,000	3,024,361
		14,943,115
Systems Software–0.93%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	550,000	538,136
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	1,175,000	1,074,055
Oracle Corp.,
6.25%, 11/09/2032	6,804,000	7,370,718
4.90%, 02/06/2033	2,774,000	2,763,265
4.70%, 09/27/2034	6,467,000	6,301,373
4.00%, 11/15/2047	206,000	164,576
6.90%, 11/09/2052	3,572,000	4,196,700
5.55%, 02/06/2053	206,000	206,182
5.38%, 09/27/2054(c)	7,540,000	7,330,947
5.50%, 09/27/2064	5,688,000	5,514,743
		35,460,695
Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.44%
Apple, Inc.,
3.95%, 08/08/2052	$174,000	$146,478
4.10%, 08/08/2062(c)	3,304,000	2,775,522
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	4,877,000	4,813,983
5.60%, 10/15/2054	6,981,000	6,930,861
Seagate HDD Cayman,
4.09%, 06/01/2029(c)	975,000	922,255
9.63%, 12/01/2032	943,000	1,078,082
		16,667,181
Telecom Tower REITs–0.00%
American Tower Corp., 3.10%, 06/15/2050	142,000	96,574
Tobacco–1.90%
Altria Group, Inc., 3.70%, 02/04/2051	572,000	415,969
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031(c)	4,614,000	4,808,121
6.00%, 02/20/2034(c)	4,767,000	5,004,919
7.08%, 08/02/2043	312,000	350,769
7.08%, 08/02/2053(c)	7,065,000	8,109,198
Philip Morris International, Inc.,
5.13%, 11/17/2027	53,000	53,854
4.88%, 02/15/2028	9,003,000	9,084,722
5.25%, 09/07/2028	3,293,000	3,368,741
4.88%, 02/13/2029	74,000	74,663
4.63%, 11/01/2029(c)	3,461,000	3,452,017
5.63%, 11/17/2029(c)	978,000	1,018,275
5.13%, 02/13/2031	1,605,000	1,632,518
4.75%, 11/01/2031	2,314,000	2,298,858
5.75%, 11/17/2032	4,459,000	4,677,951
5.38%, 02/15/2033	9,233,000	9,448,993
5.63%, 09/07/2033	6,369,000	6,636,399
5.25%, 02/13/2034	3,116,000	3,164,063
4.90%, 11/01/2034(c)	8,783,000	8,673,897
		72,273,927
Trading Companies & Distributors–0.79%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	7,471,000	7,488,530
Air Lease Corp.,
Series B, 4.65%(c)(d)(e)	728,000	712,558
Series C, 4.13%(d)(e)	300,000	283,463
Series D, 6.00%(d)(e)	1,577,000	1,564,132
Aircastle Ltd., 5.25%(b)(d)(e)	1,101,000	1,083,135
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)(c)	571,000	560,741
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	2,934,000	2,876,453
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	551,000	544,797
7.88%, 12/01/2030(b)	1,717,000	1,824,757
7.00%, 05/01/2031(b)	2,509,000	2,603,097
7.00%, 06/15/2032(b)	543,000	561,343
5.88%, 04/15/2033(b)	200,000	197,738
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Trading Companies & Distributors–(continued)
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	$4,245,000	$4,316,722
5.13%, 07/17/2034(b)	5,200,000	5,300,434
		29,917,900
Transaction & Payment Processing Services–0.43%
Fiserv, Inc.,
5.38%, 08/21/2028(c)	4,260,000	4,353,269
5.63%, 08/21/2033	3,248,000	3,367,833
5.45%, 03/15/2034	5,912,000	6,051,414
Mastercard, Inc., 4.85%, 03/09/2033	1,875,000	1,900,461
PayPal Holdings, Inc.,
5.05%, 06/01/2052	232,000	225,837
5.25%, 06/01/2062	408,000	395,892
		16,294,706
Wireless Telecommunication Services–0.47%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	903,250	902,187
5.15%, 03/20/2028(b)	5,028,100	5,060,319
T-Mobile USA, Inc.,
4.50%, 04/15/2050	1,484,000	1,284,380
5.65%, 01/15/2053(c)	3,517,000	3,590,728
6.00%, 06/15/2054	1,284,000	1,373,917
5.50%, 01/15/2055	62,000	61,979
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	712,000	703,229
4.13%, 06/04/2081(d)	2,275,000	2,044,030
5.13%, 06/04/2081(d)	3,503,000	2,734,040
		17,754,809
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,463,263,441)		3,508,486,557

Asset-Backed Securities–2.04%
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(j)	5,941,000	5,777,623
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	2,570,371	2,524,922
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	11,268,757	11,872,139
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,236,633	9,890,232
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,469,250	2,196,769
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,430,517	2,004,535
Principal Amount		Value

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	$4,737,000	$4,904,418
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,198,000	5,287,963
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	5,142,113	5,231,334
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	5,345,000	5,304,743
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,930,000	4,860,015
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	5,060,000	5,014,918
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,242,319	4,082,766
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	3,082,275	3,151,700
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	5,595,000	5,750,810
Total Asset-Backed Securities (Cost $78,227,818)		77,854,887
U.S. Treasury Securities–1.86%
U.S. Treasury Bills–0.26%
4.40% - 4.83%, 01/30/2025(l)	9,973,000	9,900,328
U.S. Treasury Bonds–1.01%
4.63%, 11/15/2044	6,650,400	6,788,084
4.25%, 08/15/2054	32,401,700	31,697,975
		38,486,059
U.S. Treasury Notes–0.59%
4.13%, 10/31/2026	3,302,000	3,297,615
4.13%, 11/15/2027	733,000	733,258
4.13%, 10/31/2029	111,000	111,186
4.13%, 10/31/2031	4,689,700	4,688,234
4.25%, 11/15/2034	13,578,300	13,640,888
		22,471,181
Total U.S. Treasury Securities (Cost $69,748,026)		70,857,568
Shares
Preferred Stocks–1.19%
Aerospace & Defense–0.08%
Boeing Co. (The), 6.00%, Conv. Pfd.	52,000	2,880,280
Diversified Banks–0.46%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,224	17,361,530
Diversified Financial Services–0.20%
Apollo Global Management, Inc., 7.63%, Pfd.(c)(d)	287,800	7,825,282
Investment Banking & Brokerage–0.27%
Morgan Stanley, 7.13%, Series E, Pfd.	256,997	6,512,304
Morgan Stanley, 6.88%, Series F, Pfd.	150,000	3,798,000
		10,310,304
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	251,487	6,913,378
Total Preferred Stocks (Cost $44,455,139)		45,290,774
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount		Value
Variable Rate Senior Loan Interests–0.46%(m)(n)
Coal & Consumable Fuels–0.04%
NGL Energy Operating LLC, Term Loan, 8.32% (1 mo. Term SOFR + 3.75%), 02/02/2031		$1,365,140	$1,371,754
Health Care Facilities–0.04%
Select Medical Corp., Term Loan B, 6.53% (1 mo. Term SOFR + 2.00%), 11/30/2031(j)		1,656,360	1,660,501
Leisure Products–0.03%
Amer Sports Co. (Finland), Term Loan B, 7.24% (3 mo. Term SOFR + 2.75%), 02/10/2031(j)		1,210,394	1,224,011
Oil & Gas Storage & Transportation–0.10%
New Fortress Energy, Inc., Term Loan, 9.59% (3 mo. Term SOFR + 5.00%), 10/30/2028		3,979,950	3,722,407
Restaurants–0.25%
Raising Cane’s Restaurants LLC, Term Loan B, 6.61% (1 mo. Term SOFR + 2.00%), 09/10/2031		9,296,600	9,357,632
Total Variable Rate Senior Loan Interests (Cost $17,239,076)			17,336,305
	Shares
Exchange-Traded Funds–0.14%
Invesco High Yield Select ETF(o)		10,000	257,600
Invesco Short Duration Bond ETF(o)		12,000	299,460
Invesco Total Return Bond ETF(o)		100,000	4,733,000
Total Exchange-Traded Funds (Cost $6,378,583)			5,290,060
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.12%(p)
Health Care REITs–0.01%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	400,000	407,390
Investment Banking & Brokerage–0.03%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(b)	GBP	975,000	1,332,912
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	2,884,753
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,521,741)			4,625,055
Principal Amount		Value

Municipal Obligations–0.00%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 6.38%, 05/15/2037(b)(j)	$360,000	$4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)(j)	350,000	70,000
Total Municipal Obligations (Cost $380,210)		70,004
Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(j)(q)	39	0
Money Market Funds–1.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(o)(r)	17,535,252	17,535,252
Invesco Treasury Portfolio, Institutional Class, 4.53%(o)(r)	32,565,467	32,565,467
Total Money Market Funds (Cost $50,100,719)		50,100,719

Options Purchased–0.03%
(Cost $1,979,652)(s)		1,304,115
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.33% (Cost $3,736,294,405)		3,781,216,044
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.37%
Invesco Private Government Fund, 4.63%(o)(r)(t)	142,572,189	142,572,189
Invesco Private Prime Fund, 4.71%(o)(r)(t)	366,200,041	366,309,901
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $508,895,638)		508,882,090
TOTAL INVESTMENTS IN SECURITIES–112.70% (Cost $4,245,190,043)		4,290,098,134
OTHER ASSETS LESS LIABILITIES—(12.70)%		(483,598,636)
NET ASSETS–100.00%		$3,806,499,498
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $1,169,311,311, which represented 30.72% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(h)	Zero coupon bond issued at a discount.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $317,400, which represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(n)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Invesco High Yield Select ETF	$253,291	$-	$-	$4,309	$-	$257,600	$13,004
Invesco Short Duration Bond ETF	207,610	299,429	(207,718)	771	(632)	299,460	5,829
Invesco Total Return Bond ETF	4,646,000	-	-	87,000	-	4,733,000	153,972
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23	297,886,994	(280,351,765)	-	-	17,535,252	501,752
Invesco Liquid Assets Portfolio, Institutional Class	-	111,060,101	(111,059,031)	-	(1,070)	-	173,264
Invesco Treasury Portfolio, Institutional Class	27	442,158,602	(409,593,162)	-	-	32,565,467	755,405
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	174,138,946	682,376,737	(713,943,494)	-	-	142,572,189	5,485,251*
Invesco Private Prime Fund	455,244,096	1,516,812,411	(1,605,676,963)	42,507	(112,150)	366,309,901	14,865,916*
Total	$634,489,993	$3,050,594,274	$(3,120,832,133)	$134,587	$(113,852)	$564,272,869	$21,954,393

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Non-income producing security.
(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(s)	The table below details options purchased.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares China Large-Cap ETF	Call	06/20/2025	2,299	USD	36.00	USD	8,276,400	$185,070

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	03/31/2025	61	USD	6,100.00	USD	37,210,000	$1,119,045

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	842	March-2025	$173,544,095	$346,941	$346,941
U.S. Treasury 5 Year Notes	1,875	March-2025	201,752,931	1,152,552	1,152,552
U.S. Treasury 10 Year Notes	838	March-2025	93,175,125	801,439	801,439
U.S. Treasury Long Bonds	1,689	March-2025	201,835,500	5,057,177	5,057,177
U.S. Treasury Ultra Bonds	612	March-2025	77,838,750	2,982,080	2,982,080
Subtotal—Long Futures Contracts				10,340,189	10,340,189
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	3,843	March-2025	(441,164,391)	(7,874,480)	(7,874,480)
Total Futures Contracts				$2,465,709	$2,465,709

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/27/2025	State Street Bank & Trust Co.	EUR	296,000	USD	313,707	$(311)

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,497,503,081	$10,983,476	$3,508,486,557
Asset-Backed Securities	—	72,077,264	5,777,623	77,854,887
U.S. Treasury Securities	—	70,857,568	—	70,857,568
Preferred Stocks	45,290,774	—	—	45,290,774
Variable Rate Senior Loan Interests	—	14,451,793	2,884,512	17,336,305
Exchange-Traded Funds	5,290,060	—	—	5,290,060
Non-U.S. Dollar Denominated Bonds & Notes	—	4,625,055	—	4,625,055
Municipal Obligations	—	—	70,004	70,004
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	50,100,719	508,882,090	—	558,982,809
Options Purchased	1,304,115	—	—	1,304,115
Total Investments in Securities	101,985,668	4,168,396,851	19,715,615	4,290,098,134
Other Investments - Assets*
Investments Matured	—	38,553	—	38,553
Futures Contracts	10,340,189	—	—	10,340,189
	10,340,189	38,553	—	10,378,742
Other Investments - Liabilities*
Futures Contracts	(7,874,480)	—	—	(7,874,480)
Forward Foreign Currency Contracts	—	(311)	—	(311)
	(7,874,480)	(311)	—	(7,874,791)
Total Other Investments	2,465,709	38,242	—	2,503,951
Total Investments	$104,451,377	$4,168,435,093	$19,715,615	$4,292,602,085

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Corporate Bond Fund